Benefit Plans, Long-Term Target Allocations (FY) (Details)	12 Months Ended
Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Percentage of U.S. and U.K pension plans in total benefit obligation	76.00%
Percentage of U.S. and U.K pension plans in total plan assets	90.00%
U.S. Plans [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Long-term target allocation	100.00%
U.S. Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Long-term target allocation	1.00%
U.S. Plans [Member] | Equity [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Long-term target allocation	52.00%
U.S. Plans [Member] | Fixed Income [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Long-term target allocation	37.00%
U.S. Plans [Member] | Real Estate and Other [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Long-term target allocation	10.00%
UK Plan [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Long-term target allocation	100.00%
UK Plan [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Long-term target allocation	4.00%
UK Plan [Member] | Equity [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Long-term target allocation	50.00%
UK Plan [Member] | Fixed Income [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Long-term target allocation	26.00%
UK Plan [Member] | Real Estate and Other [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Long-term target allocation	20.00%